Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended							12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Statement Of Stockholders Equity [Abstract]
Dividends per common share	$ 0.06	$ 0.06	$ 0.06	$ 0.12	$ 0.06	$ 0.06	$ 0.06	$ 0.30	$ 0.18	$ 0.24